Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Loss Before Income Taxes

The Company’s loss before income taxes by jurisdiction consisted of:

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Chinese mainland	(5,321,124)	(26,949,379)	19,018,092
Hong Kong	(9,743,991)	(22,030,473)	(19,952,560)
Cayman Islands	(104,067,740)	(101,652,195)	(102,862,712)
United states	—	(6,338,875)	(46,050,241)
Total	(119,132,855)	(156,970,922)	(149,847,421)

Schedule of Current Income Tax Expense and Deferred Income Tax Expense/(Benefit)

For the years ended December 31, 2022, 2023 and 2024, the current income tax expense and deferred income tax expense/(benefit) which are included in the consolidated financial statements are as follows:

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current tax expense	3,717,490	6,260,574	12,317,379
Deferred tax expense/(benefit)	(601,737)	(1,255,808)	(5,173,726)
Total	3,115,753	5,004,766	7,143,653

Schedule of Reconciliations of the Differences Between Statutory Income Tax Rates

Reconciliations of the differences between statutory income tax rates and the Company’s effective income tax rate for the years ended December 31, 2022, 2023 and 2024 are as follows, respectively:

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Loss before income tax expense	(119,132,855)	(156,970,922)	(149,847,421)
PRC statutory tax rate	25%	25%	25%
Income taxes benefit computed at the statutory income tax rates	(29,783,214)	(39,242,730)	(37,461,855)
Effect of income tax rate difference in other jurisdictions	26,845,174	26,893,417	27,459,104
Non-deductible expenses	44,471,710	3,454,770	1,575,644
Non-taxable income	(19,374,945)	—	—
Small-scale and low-profit enterprises tax benefit	(1,037,984)	—	—
Change in valuation allowance on deferred tax assets	(18,004,988)	13,899,309	15,570,760
Total	3,115,753	5,004,766	7,143,653

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	Deferred tax assets and deferred tax liabilities
	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	53,929,686	48,654,043	36,324,122
Advertising expenses	408,763	—	—
Operating lease liabilities	1,435,780	603,937	513,936
Accrued expenses and other current liabilities	1,197,369	—	—
Less: Valuation allowance	(52,114,383)	(49,257,980)	(36,838,058)
Total deferred tax assets, net	4,857,215	—	—

Deferred tax liabilities:
Acquired intangible assets	(4,321,616)	(3,827,489)	(3,798,357)
Unrealized Income	(2,528,002)	—	—
Operating lease Right-of-use assets	(1,407,024)	—	—
Total deferred tax liabilities, net	(8,256,642)	(3,827,489)	(3,798,357)
Deferred tax liabilities, net	(3,399,427)	(3,827,489)	(3,798,357)

Schedule of Net Operating Loss Carry Forwards

As of December 31, 2022, 2023 and 2024, the Company had net operating loss carry forwards of approximately RMB173.5 million, RMB135.7 million and RMB81.1 million (US$11.1 million), respectively, attributable to the PRC subsidiaries and the VIEs. The loss carried forward of the PRC companies will expire during the following periods from 2024 to 2030.

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
2024	44,132,171	—	—
2025	60,945,797	60,945,797	—
2026	37,302,210	37,302,210	37,302,210
2027	23,478,321	23,478,321	23,478,321
2028	7,606,115	7,606,115	7,606,115
2029	—	6,393,258	6,393,258
2030	—	—	6,318,927
Total	173,464,614	135,725,701	81,098,831

Schedule of Company Offsets Deferred Tax Assets and Liabilities

The Company offsets deferred tax assets and liabilities pertaining to a particular tax-paying component of the Group within a particular jurisdiction.

	As of December 31,
	2023	2024
	RMB	RMB
Classification in the consolidated balance sheets:
Deferred tax assets, net	—	—
Deferred tax liabilities, net	3,827,489	3,798,357

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	87,212,118	52,114,383	49,257,980
Decreases	(17,998,241)	(2,856,403)	(12,419,922)
Disposal	(17,092,747	—	—
Expired during year	(6,747)	—	—
Balance at the end of the year	52,114,383	49,257,980	36,838,058

Schedule of Reconciliation of Unrecognized Tax Benefits From Continuing Operations

A reconciliation of unrecognized tax benefits from continuing operations is as follows:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	—	3,417,532	—
Increases	3,417,532	—	—
Decrease	—	(3,417,532)	—
Unrecognized tax benefits, end of year	3,417,532	—	—